INTANGIBLE ASSETS AND GOODWILL	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL

NOTE 5. INTANGIBLE ASSETS AND GOODWILL

Intangible assets and Goodwill consist of the following:

(Amounts in 000’s)	Bed licenses (included in property and equipment)1)	Bed Licenses - Separable (2)	Lease Rights	Total	Goodwill (2)
Balances, December 31, 2022
Gross	$14,276	$2,471	$206	$16,953	$1,585
Accumulated amortization	(4,583)	—	(96)	$(4,678)	—
Net carrying amount	$9,693	$2,471	$110	$12,275	$1,585
Balances, March 31, 2023
Gross	14,276	2,471	206	16,953	1,585
Accumulated amortization	(4,686)	—	(102)	(4,788)	—
Net carrying amount	$9,590	$2,471	$104	$12,165	$1,585

(1)	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).
(2)	The Company does not amortize indefinite-lived intangibles, which consist of separable bed licenses and goodwill.

The following table summarizes amortization expense for the three months ended March 31, 2023 and 2022:

	Three Months Ended March 31,
(Amounts in 000’s)	2023	2022
Bed licenses	$104	$104
Lease rights	6	6
Total amortization expense	$110	$110

Expected amortization expense for the years ending December 31, for all definite-lived intangibles, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Bed Licenses	Lease Rights
2023	$311	$17
2024	414	18
2025	414	18
2026	414	18
2027	414	18
Thereafter	7,623	15
Total expected amortization expense	$9,590	$104

NOTE 5. INTANGIBLE ASSETS AND GOODWILL

Intangible assets consist of the following:

(Amounts in 000’s)	Bed licenses (included in property and equipment)1)	Bed Licenses - Separable (2)	Lease Rights	Total	Goodwill (2)
Balances, December 31, 2021
Gross	$14,276	$2,471	$206	$16,953	$1,585
Accumulated amortization	(4,168)	—	(72)	(4,240)	—
Net carrying amount	$10,108	$2,471	$134	$12,713	$1,585
Amortization expense	(414)	—	(24)	(438)	—
Balances, December 31, 2022
Gross	14,276	2,471	206	16,953	1,585
Accumulated amortization	(4,583)	—	(96)	(4,678)	—
Net carrying amount	$9,693	$2,471	$110	$12,275	$1,585

(1)	Non-separable bed licenses are included in property and equipment as is the related accumulated amortization expense (see Note 4 – Property and Equipment).

Expected amortization expense for the year ended December 31, for all definite-lived intangibles, for each of the next five years and thereafter is as follows:

Amounts in (000’s)	Bed Licenses	Lease Rights
2023	$414	$23
2024	414	18
2025	414	18
2026	414	18
2027	414	18
Thereafter	7,623	15
Total	$9,693	$110